UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/13/2008
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        123

Form 13f Information Table Value Total:                   34326069
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Irish Banks plc ADR     COM              019228402      312     6800 SH       Sole                     6800
Aon Corporation                COM              037389103   895677 18781233 SH       Sole                 15579733           3201500
                                                            556451 11668090 SH       Defined 01           11668090
                                                              1001    21000 SH       Other                   21000
CEMEX S.A.B. de C.V. ADR       COM              151290889   968142 37452298 SH       Sole                 32522005           4930293
                                                            634411 24542000 SH       Defined 01           24542000
                                                               685    26491 SH       Other                   26491
Chesapeake Energy Corporation  COM              165167107  1235508 31518059 SH       Sole                 27269059           4249000
                                                            699963 17856200 SH       Defined 01           17856200
                                                              1019    26000 SH       Other                   26000
Comcast Corporation Cl A       COM              20030N101     8628   472500 SH       Sole                   195000            277500
Comcast Corporation Spl Cl A   COM              20030N200   190761 10527676 SH       Sole                  9288344           1239332
                                                            175611  9691531 SH       Defined 01            9691531
                                                               231    12750 SH       Other                   12750
Del Monte  Foods Company       COM              24522P103     2201   232663 SH       Sole                                     232663
                                                            148761 15725283 SH       Defined 01           15725283
Dell Inc.                      COM              24702R101  1701558 69423011 SH       Sole                 59465012           9957999
                                                           1201150 49006530 SH       Defined 01           49006530
                                                              1176    48000 SH       Other                   48000
Dillard's Inc.                 COM              254067101     2540   135240 SH       Sole                                     135240
                                                            169973  9050748 SH       Defined 01            9050748
DIRECTV Group Inc.             COM              25459L106  1235850 53453714 SH       Sole                 45202513           8251201
                                                            527388 22810900 SH       Defined 01           22810900
                                                               742    32108 SH       Other                   32108
Discovery Holding Company      COM              25468Y107   130122  5175879 SH       Sole                  4884179            291700
                                                             88405  3516505 SH       Defined 01            3516505
                                                               153     6100 SH       Other                    6100
EBay Inc.                      COM              278642103   912681 27498678 SH       Sole                 23794103           3704575
                                                            560581 16890050 SH       Defined 01           16890050
                                                               597    18000 SH       Other                   18000
EnCana Corporation             COM              292505104     8882   130700 SH       Sole                   130700
                                                            187366  2757000 SH       Defined 01            2757000
Everest Re Group Ltd.          COM              G3223R108   272194  2711100 SH       Sole                  2464700            246400
                                                            154726  1541100 SH       Defined 01            1541100
Fair Isaac Corporation         COM              303250104     2443    76000 SH       Sole                                      76000
                                                            171096  5321810 SH       Defined 01            5321810
FedEx Corporation              COM              31428X106   375052  4206038 SH       Sole                  3459038            747000
                                                            356555  3998600 SH       Defined 01            3998600
                                                               583     6533 SH       Other                    6533
General Motors Corporation     COM              370442105   677140 27205300 SH       Sole                 23149600           4055700
                                                            354434 14240000 SH       Defined 01           14240000
                                                               523    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     2962    73000 SH       Sole                                      73000
                                                            143066  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       50     6300 SH       Sole                                       6300
                                                              3629   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309     1323   156550 SH       Sole                                     156550
                                                             85626 10133310 SH       Defined 01           10133310
IHOP Corp.                     COM              449623107    12159   332400 SH       Sole                   233000             99400
                                                            108939  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   252115  5425332 SH       Sole                  5078332            347000
                                                            182674  3931000 SH       Defined 01            3931000
Kyocera Corporation ADR        COM              501556203     2617    30000 SH       Sole                    30000
Level 3 Communications Inc.    COM              52729N100   694183 228349511 SH      Sole                184948331          43401180
                                                            626388 206048754 SH      Defined 01          206048754
                                                               112    37000 SH       Other                   37000
Liberty Media Corporation Capi COM              53071M302  1224143 10508567 SH       Sole                  9253717           1254850
                                                            726956  6240500 SH       Defined 01            6240500
                                                               903     7750 SH       Other                    7750
Liberty Media Corporation Inte COM              53071M104   966052 50631638 SH       Sole                 43602888           7028750
                                                            519570 27231151 SH       Defined 01           27231151
                                                               711    37250 SH       Other                   37250
Limited Brands Inc.            COM              532716107   233877 12354859 SH       Sole                 12036184            318675
                                                             53279  2814547 SH       Defined 01            2814547
Markel Corporation             COM              570535104      814     1658 SH       Sole                                       1658
                                                             61687   125610 SH       Defined 01             125610
Odyssey Re Holdings Corp.      COM              67612W108    60571  1650000 SH       Sole                  1055000            595000
                                                             30976   843800 SH       Defined 01             843800
Office Depot Inc.              COM              676220106    22785  1638005 SH       Sole                  1465227            172778
                                                            180571 12981359 SH       Defined 01           12981359
Pioneer Natural Resources Comp COM              723787107   545438 11167857 SH       Sole                  8773357           2394500
                                                            618422 12662200 SH       Defined 01           12662200
                                                               781    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2513    56545 SH       Sole                                      56545
                                                            164518  3702022 SH       Defined 01            3702022
Royal Philips Electronics ADR  COM              500472303   805689 18846528 SH       Sole                 16120928           2725600
                                                            193633  4529434 SH       Defined 01            4529434
                                                               855    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1623    46800 SH       Sole                                      46800
                                                            167231  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     2727   194100 SH       Sole                                     194100
                                                            193404 13765400 SH       Defined 01           13765400
SK Telecom Co. Ltd. ADR        COM              78440P108   268187  8987506 SH       Sole                  8054706            932800
                                                            121496  4071568 SH       Defined 01            4071568
Sprint Nextel Corporation      COM              852061100   343551 26165348 SH       Sole                 22998248           3167100
                                                            211370 16098239 SH       Defined 01           16098239
                                                               249    19000 SH       Other                   19000
Sun Microsystems Inc.          COM              866810203   165422  9124225 SH       Sole                  8182150            942075
                                                            480445 26499996 SH       Defined 01           26499996
                                                                77     4250 SH       Other                    4250
Symantec Corporation           COM              871503108   616502 38197175 SH       Sole                 31985175           6212000
                                                            180942 11210800 SH       Defined 01           11210800
                                                               662    41000 SH       Other                   41000
Telephone and Data Systems Inc COM              879433100   115027  1837500 SH       Sole                  1602700            234800
                                                             95828  1530800 SH       Defined 01            1530800
                                                               376     6000 SH       Other                    6000
Telephone and Data Systems Inc COM              879433860   653043 11337547 SH       Sole                  9167410           2170137
                                                            326373  5666200 SH       Defined 01            5666200
                                                               346     6000 SH       Other                    6000
Texas Industries Inc.          COM              882491103     3267    46600 SH       Sole                                      46600
                                                            227460  3244800 SH       Defined 01            3244800
The First American Corporation COM              318522307     1548    45365 SH       Sole                                      45365
                                                             99239  2908517 SH       Defined 01            2908517
The Washington Post Company    COM              939640108     9094    11491 SH       Sole                     6205              5286
                                                            278716   352167 SH       Defined 01             352167
UBS AG (new)                   COM              H89231338  1127455 24509900 SH       Sole                 20833600           3676300
                                                            598248 13005400 SH       Defined 01           13005400
                                                               460    10000 SH       Other                   10000
Walgreen Co.                   COM              931422109    32402   850900 SH       Sole                   381000            469900
                                                            373881  9818305 SH       Defined 01            9818305
Walt Disney Company            COM              254687106  1085077 33614534 SH       Sole                 27963034           5651500
                                                            500011 15489800 SH       Defined 01           15489800
                                                               936    29000 SH       Other                   29000
Wendy's International Inc.     COM              950590109   147039  5690372 SH       Defined 01            5690372
Willis Group Holdings Limited  COM              G96655108   191426  5041500 SH       Sole                  4546500            495000
                                                            231579  6099000 SH       Defined 01            6099000
Worthington Industries Inc.    COM              981811102     2278   127400 SH       Sole                                     127400
                                                            144450  8078838 SH       Defined 01            8078838
Yum! Brands Inc.               COM              988498101   619938 16199056 SH       Sole                 14075732           2123324
                                                            684813 17894252 SH       Defined 01           17894252
                                                               995    26000 SH       Other                   26000
Fairfax Financial Holdings Lim COM              303901102   439322  1510762 SH       Sole                  1257677            253085
                                                            437693  1505160 SH       Defined 01            1505160